Segment Reporting	12 Months Ended
Dec. 25, 2012
Segment Reporting

(13) Segment Reporting

The Company operates the Del Frisco’s, Sullivan’s, and Del Frisco’s Grille brands as operating segments. The concepts operate solely in the U.S. within the full-service dining industry, providing similar products to similar customers. Sales from external customers are derived principally from food and beverage sales, and the Company does not rely on any major customers as a source of sales. The concepts also possess similar economic characteristics, resulting in similar long-term expected financial performance characteristics. However, as Del Frisco’s restaurants typically have higher revenues, driven by their larger physical presence and higher check average, the Del Frisco’s, Sullivan’s, and Del Frisco’s Grille operating segments have varying operating income and restaurant-level EBITDA margins due to the leveraging of higher revenues on certain fixed operating costs such as management labor, rent, utilities, and building maintenance.

The following table presents information about reportable segments for fiscal years 2010, 2011, and 2012 (in thousands):

	Fiscal Year Ended December 25, 2012
	Del Frisco’s	Sullivan’s	Grille	Corporate	Consolidated
Revenues	$124,692	$83,767	$23,976	$—	$232,435
Restaurant-level EBITDA	35,993	15,721	4,803	—	56,517
Capital expenditures	13,922	3,521	15,857	335	33,635
Property and equipment	70,342	42,217	25,828	1,417	139,804

	Fiscal Year Ended December 27, 2011
	Del Frisco’s	Sullivan’s	Grille	Corporate	Consolidated
Revenues	$111,387	$82,777	$4,461	$—	$198,625
Restaurant-level EBITDA	31,277	15,611	437	—	47,325
Capital expenditures	6,777	2,924	9,928	434	20,063
Property and equipment	56,419	38,776	9,972	1,069	106,236

	Fiscal Year Ended December 28, 2010
	Del Frisco’s	Sullivan’s	Grille	Corporate	Consolidated
Revenues	$88,292	$74,563	$—	$—	$162,855
Restaurant-level EBITDA	25,318	13,395	—	—	38,713
Capital expenditures	718	4,572	43	217	5,550
Property and equipment	54,655	35,900	43	636	91,234

In addition to using consolidated results in evaluating the Company’s performance and allocating its resources, the Company’s chief operating decision maker uses restaurant-level EBITDA, which is not a measure defined by generally accepted accounting principles. Restaurant-level EBITDA is defined as operating income before pre-opening costs, general and administrative expenses, management and accounting fees paid to related party, impairment charges, and depreciation and amortization. Pre-opening costs are excluded because they vary in timing and magnitude and are not related to the health of ongoing operations. General and administrative expenses and management and accounting fees paid to related party are only included in the Company’s consolidated financial results as they are generally not specifically identifiable to individual operating segments as these costs relate to supporting all of the restaurant operations of the Company and the extension of the Company’s concepts into new markets. Depreciation and amortization is excluded because it is not an ongoing controllable cash expense and it is not related to the health of ongoing operations. Property and equipment is the only balance sheet measure used by the Company’s chief operating decision maker in allocating resources. See table below for a reconciliation of restaurant-level EBITDA to operating income.

	Fiscal Year Ended
	December 28, 2010	December 27, 2011	December 25, 2012
Restaurant-level EBITDA	$38,713	$47,325	$56,517
Less pre-opening costs	798	3,018	4,058
Less general and administrative	7,512	10,640	13,449
Less management and accounting fees paid to related party	3,345	3,399	1,252
Less asset advisory agreement termination fee	—	—	3,000
Less public offering transaction bonuses	—	—	1,462
Less depreciation and amortization	6,459	6,998	8,675

Operating income	$20,599	$23,270	$24,621